CASH EQUIVALENTS	12 Months Ended
Mar. 31, 2018
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents Disclosure [Text Block]
NOTE E- CASH EQUIVALENTS

Cash equivalents of $1,903,865 and $1,228,957 as of March 31, 2018 and 2017, respectively, include money market accounts with interest rates ranging from 0.10% to 0.35% per annum.